COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of capital commitments outstanding not provided for in the financial statements

	As of December 31,
	2022	2023

Contracted for	5,241,586	4,412,522